Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2019 - $55))	$ 61	$ 210
Value added tax and income tax receivable	587	254
Other	193	194
Trade and other receivables	$ 841	$ 658